Finance cost (Tables)	12 Months Ended
Mar. 31, 2020
Finance cost
Schedule of finance cost

	March 31,
	2018	2019	2020
Bank charges	22,334	29,891	27,154
Foreign exchange loss (net)	8,154	85,694	—
Interest on borrowings	122,568	145,976	106,328
Interest on lease liability	—	—	56,394
Unwinding of discount on other financial liability	—	1,729	3,411
Total	153,056	263,290	193,287